Not FDIC Insured May Lose Value No Bank Guarantee
357-Q3PH

Schedule of Investments
(unaudited)
Franklin Strategic Mortgage Portfolio 2
Notes to Schedule of Investments 7

Franklin Strategic Mortgage Portfolio
Schedule of Investments (unaudited), June 30, 2023
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.3%
Insurance 0.0%
†
a,b
Ambac Assurance Corp. , Sub. Bond , 144A, 5.1% , Perpetual ................... $ 237 $ 345
Residential REITs 0.3%
American Homes 4 Rent LP , Senior Bond , 4.25% , 2/15/28 .....................
100,000 94,223
Total Corporate Bonds (Cost $99,949) .........................................
94,568
Asset-Backed Securities 3.1%
Financial Services 3.1%
b
American Homes 4 Rent Trust , 2015-SFR1 , A , 144A, 3.467% , 4/17/52 ...........
136,085 130,228
b,c
Anthracite Ltd. , 2004-HY1A , E , 144A, 7.147% , 6/20/41 .......................
1,598,000 24
b
CF Hippolyta Issuer LLC ,
2020-1, A1, 144A, 1.69%, 7/15/60 ..................................... 107,934 96,969
2021-1A, A1, 144A, 1.53%, 3/15/61 .................................... 94,245 81,777
d
Conseco Finance Securitizations Corp. , 2002-2 , M1 , FRN , 7.424% , 3/01/33 .......
39,175 39,005
e
CWABS, Inc. , 2004-1 , M1 , FRN , 5.9% , ( 1-month USD LIBOR + 0.75% ), 3/25/34 ....
10,525 10,252
b
FirstKey Homes Trust , 2020-SFR2 , A , 144A, 1.266% , 10/19/37 .................
147,773 132,750
b
Home Partners of America Trust ,
2021-2, B, 144A, 2.302%, 12/17/26 .................................... 163,947 144,716
2021-3, B, 144A, 2.649%, 1/17/41 ..................................... 55,461 47,661
b,e
Invitation Homes Trust , 2018-SFR4 , A , 144A, FRN , 6.246% , ( 1-month USD LIBOR +
1.1% ), 1/17/38 .................................................... 169,345 169,298
b
New Economy Assets Phase 1 Sponsor LLC , 2021-1 , A1 , 144A, 1.91% , 10/20/61 ...
270,000 230,417
1,083,097
a a a a a
Total Asset-Backed Securities (Cost $1,240,328) ................................
1,083,097
Commercial Mortgage-Backed Securities 4.9%
Financial Services 4.9%
BANK ,
2021-BN34, A5, 2.438%, 6/15/63 ...................................... 125,000 99,862
2021-BN33, A5, 2.556%, 5/15/64 ...................................... 90,000 74,252
b,e
BLP Commercial Mortgage Trust , 2023-IND , A , 144A, FRN , 6.839% , ( 1-month SOFR +
1.692% ), 3/15/40 .................................................. 100,000 98,709
b,e
BX Commercial Mortgage Trust ,
2021-VOLT, A, 144A, FRN, 5.893%, (1-month USD LIBOR + 0.7%), 9/15/36 ...... 100,000 96,888
2022-LP2, A, 144A, FRN, 6.16%, (1-month SOFR + 1.013%), 2/15/39 .......... 83,555 81,124
b,e
BX Mortgage Trust , 2021-PAC , A , 144A, FRN , 5.883% , ( 1-month USD LIBOR +
0.689% ), 10/15/36 ................................................. 200,000 194,222
b
BX Trust ,
2022-CLS, A, 144A, 5.76%, 10/13/27 ................................... 200,000 193,001
e
2022-IND, A, 144A, FRN, 6.638%, (1-month SOFR + 1.491%), 4/15/37 ......... 155,658 153,523
b,e
Cold Storage Trust , 2020-ICE5 , A , 144A, FRN , 6.093% , ( 1-month USD LIBOR + 0.9% ),
11/15/37 ........................................................ 324,387 319,173
d
Commercial Mortgage Trust , 2006-GG7 , AJ , FRN , 6.214% , 7/10/38 ..............
39,434 24,390
b,e
DBCG Mortgage Trust , 2017-BBG , A , 144A, FRN , 5.893% , ( 1-month USD LIBOR +
0.7% ), 6/15/34 .................................................... 240,000 237,011
e
FNMA , 2007-1 , NF , FRN , 5.4% , ( 1-month USD LIBOR + 0.25% ), 2/25/37 .........
26,665 26,305
b,e
GS Mortgage Securities Corp. Trust , 2022-SHIP , A , 144A, FRN , 5.878% , ( 1-month
SOFR + 0.731% ), 8/15/36 ........................................... 100,000 99,361
1,697,821
a a a a a
Total Commercial Mortgage-Backed Securities (Cost $1,764,543) .................
1,697,821

Franklin Strategic Mortgage Portfolio
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Mortgage-Backed Securities 77.9%
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 36.1%
FHLMC Gold Pool, 30 Year, 4.5%, 4/01/40 ................................ $ 165,652 $ 163,877
FHLMC Gold Pool, 30 Year, 4.5%, 1/01/49 ................................ 298,331 293,018
FHLMC Gold Pool, 30 Year, 5%, 10/01/33 - 2/01/39 .......................... 110,096 110,911
FHLMC Gold Pool, 30 Year, 5.5%, 9/01/33 ................................ 12,060 12,193
FHLMC Gold Pool, 30 Year, 6%, 12/01/32 - 11/01/36 ......................... 36,803 37,494
FHLMC Gold Pool, 30 Year, 6.5%, 11/01/27 - 7/01/32 ........................ 14,183 14,511
FHLMC Gold Pool, 30 Year, 7.5%, 1/01/26 - 3/01/32 ......................... 45,444 45,449
FHLMC Gold Pool, 30 Year, 8%, 7/01/24 - 5/01/30 ........................... 61,214 61,399
FHLMC Gold Pool, 30 Year, 9%, 9/01/30 .................................. 2,291 2,288
FHLMC Pool, 15 Year, 2%, 4/01/37 ...................................... 1,126,960 1,000,046
FHLMC Pool, 15 Year, 4%, 11/01/37 ..................................... 447,689 432,668
FHLMC Pool, 30 Year, 2%, 2/01/52 ...................................... 2,058,913 1,681,413
FHLMC Pool, 30 Year, 2%, 3/01/52 ...................................... 2,472,763 2,021,633
FHLMC Pool, 30 Year, 2%, 4/01/52 ...................................... 277,436 226,606
FHLMC Pool, 30 Year, 2.5%, 11/01/51 .................................... 821,312 698,337
FHLMC Pool, 30 Year, 2.5%, 12/01/51 .................................... 1,112,782 945,930
FHLMC Pool, 30 Year, 2.5%, 2/01/52 ..................................... 1,154,466 981,276
FHLMC Pool, 30 Year, 2.5%, 4/01/52 ..................................... 1,171,200 994,526
FHLMC Pool, 30 Year, 2.5%, 5/01/52 ..................................... 1,003,602 852,209
FHLMC Pool, 30 Year, 3%, 5/01/50 ...................................... 764,837 684,276
FHLMC Pool, 30 Year, 3.5%, 7/01/49 ..................................... 834,435 775,333
FHLMC Pool, 30 Year, 4%, 5/01/50 ...................................... 68,204 65,161
FHLMC Pool, 30 Year, 4.5%, 10/01/48 .................................... 464,178 455,916
12,556,470
f
Federal National Mortgage Association (FNMA) Adjustable Rate 0.9%
FNMA, 2.375% - 2.555%, (3-year CMT T-Note +/- MBS Margin), 12/01/24 - 5/01/30 .. 30,718 29,924
FNMA, 4.2% - 5.7%, (1-year CMT T-Note +/- MBS Margin), 12/01/23 - 7/01/38 ..... 121,875 119,754
FNMA, 3.867% - 5.864%, (12-month USD LIBOR +/- MBS Margin), 9/01/33 - 4/01/37 140,554 137,381
FNMA, 5.832% - 6.93%, (6-month USD LIBOR +/- MBS Margin), 4/01/31 - 4/01/37 .. 16,407 16,533
303,592
Federal National Mortgage Association (FNMA) Fixed Rate 35.5%
FNMA, 3.5%, 7/01/56 ................................................ 501,201 459,889
FNMA, 30 Year, 1.5%, 10/01/51 ......................................... 342,593 265,270
FNMA, 30 Year, 2%, 5/01/51 ........................................... 415,073 340,111
FNMA, 30 Year, 2%, 11/01/51 .......................................... 505,476 413,333
FNMA, 30 Year, 2%, 1/01/52 ........................................... 1,175,663 960,715
FNMA, 30 Year, 2.5%, 4/01/52 ......................................... 1,173,388 996,384
FNMA, 30 Year, 3%, 10/01/46 .......................................... 1,067,659 956,495
FNMA, 30 Year, 3%, 11/01/48 .......................................... 1,338,142 1,194,501
FNMA, 30 Year, 3%, 9/01/49 ........................................... 244,852 218,069
FNMA, 30 Year, 3%, 9/01/49 ........................................... 243,108 217,519
FNMA, 30 Year, 3%, 9/01/50 ........................................... 461,888 410,417
FNMA, 30 Year, 3.5%, 6/01/49 ......................................... 189,966 175,456
FNMA, 30 Year, 3.5%, 8/01/49 ......................................... 925,716 858,041
FNMA, 30 Year, 3.5%, 9/01/49 ......................................... 836,615 771,979
FNMA, 30 Year, 3.5%, 2/01/50 ......................................... 198,224 183,604
FNMA, 30 Year, 3.5%, 4/01/50 ......................................... 324,519 300,254
FNMA, 30 Year, 4%, 11/01/45 .......................................... 1,670,001 1,598,793
FNMA, 30 Year, 4%, 10/01/52 .......................................... 386,736 363,259
FNMA, 30 Year, 4.5%, 11/01/47 ......................................... 391,338 385,766
FNMA, 30 Year, 5%, 4/01/34 ........................................... 49,330 48,880
FNMA, 30 Year, 5.5%, 9/01/33 - 11/01/35 ................................. 339,726 340,637
FNMA, 30 Year, 5.5%, 5/01/53 ......................................... 355,312 353,806
FNMA, 30 Year, 6%, 12/01/23 - 8/01/35 ................................... 371,173 377,091
FNMA, 30 Year, 6.5%, 12/01/27 - 8/01/32 ................................. 144,452 147,940

Franklin Strategic Mortgage Portfolio
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Federal National Mortgage Association (FNMA) Fixed Rate (continued)
FNMA, 30 Year, 7.5%, 8/01/25 - 5/01/32 .................................. $ 4,055 $ 4,106
FNMA, 30 Year, 8%, 1/01/25 - 7/01/31 .................................... 8,027 8,051
FNMA, 30 Year, 9%, 8/01/24 - 4/01/25 .................................... 149 150
FNMA, 30 Year, 9.5%, 11/01/29 - 4/01/30 ................................. 15,233 15,200
12,365,716
Government National Mortgage Association (GNMA) Fixed Rate 5.4%
GNMA I, 30 Year, 7%, 11/15/29 ......................................... 1,083 1,116
GNMA I, 30 Year, 8%, 11/15/25 - 12/15/26 ................................. 1,581 1,585
GNMA I, Single-family, 30 Year, 6.5%, 6/15/28 - 9/15/32 ...................... 46,158 47,094
GNMA I, Single-family, 30 Year, 7%, 1/15/26 - 2/15/32 ........................ 5,567 5,543
GNMA I, Single-family, 30 Year, 7.5%, 10/15/23 - 5/15/28 ...................... 8,633 8,636
GNMA I, Single-family, 30 Year, 8%, 9/15/27 ............................... 587 586
GNMA I, Single-family, 30 Year, 8.5%, 7/15/24 .............................. 9 9
GNMA II, Single-family, 30 Year, 2%, 1/20/52 ............................... 882,214 742,318
GNMA II, Single-family, 30 Year, 2.5%, 10/20/51 ............................ 1,146,526 994,396
GNMA II, Single-family, 30 Year, 6.5%, 1/20/26 - 1/20/33 ...................... 50,561 51,643
GNMA II, Single-family, 30 Year, 7.5%, 10/20/23 - 7/20/32 ..................... 27,293 28,025
GNMA II, Single-family, 30 Year, 8%, 8/20/26 ............................... 23 23
GNMA II, Single-family, 30 Year, 9%, 9/20/24 - 3/20/25 ....................... 73 73
1,881,047
Total Mortgage-Backed Securities (Cost $30,173,862) ............................
27,106,825
Residential Mortgage-Backed Securities 11.6%
Capital Markets 0.1%
e
Merrill Lynch Mortgage Investors Trust , 2003-A , 1A , FRN , 5.89% , ( 1-month USD
LIBOR + 0.74% ), 3/25/28 ............................................ 25,384 23,716
Financial Services 11.5%
e
American Home Mortgage Investment Trust , 2005-1 , 6A , FRN , 7.504% , ( 6-month USD
LIBOR + 2% ), 6/25/45 .............................................. 17,717 17,585
b
BRAVO Residential Funding Trust ,
2019-1, A1C, 144A, 3.5%, 3/25/58 ..................................... 12,624 12,346
d
2019-2, A3, 144A, FRN, 3.5%, 10/25/44 ................................. 45,974 43,050
b
CIM Trust ,
d
2019-INV1, A1, 144A, FRN, 4%, 2/25/49 ................................ 11,090 10,385
e
2019-INV2, A11, 144A, FRN, 6.088%, (1-month USD LIBOR + 0.95%), 5/25/49 ... 42,530 41,158
d
2019-INV2, A3, 144A, FRN, 4%, 5/25/49 ................................ 26,794 24,803
d
2018-INV1, A4, 144A, FRN, 4%, 8/25/48 ................................ 16,128 14,923
b,d
Citigroup Mortgage Loan Trust , 2013-A , A , 144A, FRN , 3% , 5/25/42 .............
4,557 4,348
b,d
COLT Mortgage Loan Trust , 2022-4 , A1 , 144A, FRN , 4.301% , 3/25/67 ............
88,289 84,181
b,e
Connecticut Avenue Securities Trust ,
2019-R02, 1M2, 144A, FRN, 7.45%, (1-month USD LIBOR + 2.3%), 8/25/31 ..... 4,092 4,092
2019-R03, 1M2, 144A, FRN, 7.3%, (1-month USD LIBOR + 2.15%), 9/25/31 ..... 6,421 6,429
b,d
CSMC Trust , 2014-OAK1 , 1A1 , 144A, FRN , 3% , 11/25/29 .....................
23,840 22,368
e
FHLMC STACR Debt Notes ,
2016-DNA2, M3, FRN, 9.8%, (1-month USD LIBOR + 4.65%), 10/25/28 ......... 81,870 85,811
2016-HQA2, M3, FRN, 10.3%, (1-month USD LIBOR + 5.15%), 11/25/28 ........ 94,468 100,778
b,e
FHLMC STACR REMIC Trust ,
2022-DNA1, M1A, 144A, FRN, 6.067%, (30-day SOFR Average + 1%), 1/25/42 ... 225,421 221,608
2022-DNA3, M1A, 144A, FRN, 7.067%, (30-day SOFR Average + 2%), 4/25/42 ... 59,832 60,025
2020-DNA1, M2, 144A, FRN, 6.85%, (1-month USD LIBOR + 1.7%), 1/25/50 ..... 37,032 37,045

Franklin Strategic Mortgage Portfolio
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
b,e
FHLMC STACR Trust , 2019-DNA4 , M2 , 144A, FRN , 7.1% , ( 1-month USD LIBOR +
1.95% ), 10/25/49 .................................................. $ 25,648 $ 25,683
b,d
Flagstar Mortgage Trust ,
2021-4, A5, 144A, FRN, 2.5%, 6/01/51 .................................. 164,968 140,264
2021-2, A6, 144A, FRN, 2.5%, 4/25/51 .................................. 185,396 158,930
e
FNMA Connecticut Avenue Securities ,
2015-C01, 1M2, FRN, 9.45%, (1-month USD LIBOR + 4.3%), 2/25/25 .......... 57,363 59,328
2016-C01, 1M2, FRN, 11.9%, (1-month USD LIBOR + 6.75%), 8/25/28 ......... 106,730 114,254
2016-C03, 1M2, FRN, 10.45%, (1-month USD LIBOR + 5.3%), 10/25/28 ........ 117,515 125,023
2014-C02, 2M2, FRN, 7.75%, (1-month USD LIBOR + 2.6%), 5/25/24 .......... 54,582 55,076
2014-C03, 2M2, FRN, 8.05%, (1-month USD LIBOR + 2.9%), 7/25/24 .......... 21,766 21,990
2013-C01, M2, FRN, 10.4%, (1-month USD LIBOR + 5.25%), 10/25/23 ......... 67,309 68,075
2014-C01, M2, FRN, 9.55%, (1-month USD LIBOR + 4.4%), 1/25/24 ........... 73,176 74,473
b,d
GS Mortgage-Backed Securities Trust , 2021-PJ6 , A8 , 144A, FRN , 2.5% , 11/25/51 ...
200,166 170,700
b,d
J.P. Morgan Mortgage Trust ,
2013-3, A3, 144A, FRN, 3.352%, 7/25/43 ................................ 51,001 45,858
2021-6, A4, 144A, FRN, 2.5%, 10/25/51 ................................. 253,436 218,601
2021-13, A4, 144A, FRN, 2.5%, 4/25/52 ................................. 169,892 146,310
2021-15, A4, 144A, FRN, 2.5%, 6/25/52 ................................. 50,591 43,369
2022-1, A4, 144A, FRN, 2.5%, 7/25/52 .................................. 264,166 225,572
b,d
Mill City Mortgage Loan Trust ,
2018-2, A1, 144A, FRN, 3.5%, 5/25/58 .................................. 29,219 28,464
2018-1, A1, 144A, FRN, 3.25%, 5/25/62 ................................. 28,190 27,112
2018-4, A1B, 144A, FRN, 3.5%, 4/25/66 ................................. 78,596 74,879
b
OBX Trust ,
e
2018-1, A2, 144A, FRN, 5.8%, (1-month USD LIBOR + 0.65%), 6/25/57 ......... 28,267 26,812
d
2021-J1, A4, 144A, FRN, 2.5%, 5/25/51 ................................. 158,124 136,531
d
2021-J3, A4, 144A, FRN, 2.5%, 10/25/51 ................................ 78,866 67,688
b,d
Provident Funding Associates LLP , 2021-J1 , A3 , 144A, FRN , 2.5% , 2/20/49 ........
125,952 107,972
b,d
PSMC Trust , 2021-3 , A3 , 144A, FRN , 2.5% , 8/25/51 .........................
228,354 197,388
b,d
Sequoia Mortgage Trust ,
2021-1, A1, 144A, FRN, 2.5%, 3/25/51 .................................. 158,236 128,172
2021-6, A4, 144A, FRN, 2.5%, 10/25/51 ................................. 215,399 183,941
b
Towd Point Mortgage Trust ,
d
2016-5, A1, 144A, FRN, 2.5%, 10/25/56 ................................. 24,679 24,323
d
2017-1, A1, 144A, FRN, 2.75%, 10/25/56 ................................ 16,678 16,455
e
2017-5, A1, 144A, FRN, 4.604%, (1-month USD LIBOR + 0.6%), 2/25/57 ........ 11,857 11,846
d
2017-2, A1, 144A, FRN, 2.75%, 4/25/57 ................................. 3,914 3,874
d
2017-4, A1, 144A, FRN, 2.75%, 6/25/57 ................................. 79,000 74,532
d
2018-1, A1, 144A, FRN, 3%, 1/25/58 ................................... 18,089 17,385
d
2018-2, A1, 144A, FRN, 3.25%, 3/25/58 ................................. 47,628 45,423
d
2019-1, A1, 144A, FRN, 3.75%, 3/25/58 ................................. 109,739 103,193
d
2018-6, A1A, 144A, FRN, 3.75%, 3/25/58 ................................ 30,796 29,830
d
2017-1, A2, 144A, FRN, 3.5%, 10/25/56 ................................. 165,000 158,665
Virginia Housing Development Authority , 2020-A , A , 2.85% , 12/25/49 .............
50,758 44,193
3,993,119
a a a a a
Total Residential Mortgage-Backed Securities (Cost $4,468,166) ..................
4,016,835
Total Long Term Investments (Cost $37,746,848) ................................
33,999,146
a
a a a a

Franklin Strategic Mortgage Portfolio
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

At June 30, 2023, the Fund had the following futures contracts outstanding.
See A bbreviations on page 9 .
Short Term Investments 2.0%
a a
Shares
a
Value
a
Money Market Funds 2.0%
g,h
Institutional Fiduciary Trust - Money Market Portfolio, 4.699% .................. 705,156 $ 705,156
Total Money Market Funds (Cost $705,156) .....................................
705,156
Total Short Term Investments (Cost $705,156 ) ..................................
705,156
a
Total Investments (Cost $38,452,004) 99.8% ....................................
$34,704,302
Other Assets, less Liabilities 0.2% .............................................
76,243
Net Assets 100.0% ...........................................................
$34,780,545
†
Rounds to less than 0.1% of net assets.
a
Perpetual security with no stated maturity date.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2023, the aggregate value of these securities was $5,733,730, representing 16.5% of net assets.
c
Defaulted security or security for which income has been deemed uncollectible.
d
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
e
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
f
Adjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread, but instead pass-through weighted average interest income inclusive of any caps or floors, if applicable, from the underlying mortgage loans in which the majority of mortgages pay interest based on the index shown at their designated reset dates plus a spread, less the applicable servicing and guaranty fee (MBS margin).
g
See Note
3
regarding investments in affiliated management investment companies.
h
The rate shown is the annualized seven-day effective yield at period end.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
U.S. Treasury 10 Year Notes .................... Short 10 $ 1,122,656 9/20/23 $ 13,892
U.S. Treasury 10 Year Ultra Notes ................ Long 11 1,302,812 9/20/23 (12,992)
U.S. Treasury 5 Year Notes ..................... Long 19 2,034,781 9/29/23 (40,399)
U.S. Treasury Long Bonds ..................... Long 8 1,015,250 9/20/23 738
Total Futures Contracts ...................................................................... $(38,761)
*
As of period end.

Franklin Strategic Mortgage Portfolio

Quarterly Schedule of Investments
Notes to Schedule of Investments (unaudited)
1. Organization
Franklin Strategic Mortgage Portfolio (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of one fund, Franklin Strategic Mortgage Portfolio (Fund). The Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification
Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Board has designated the Fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Derivative financial instruments listed on an exchange are valued at the official closing price of the day.
Investments in open-end mutual funds are valued at the closing NAV.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Derivative financial instruments listed on an exchange are valued at the official closing price of the day. Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
3. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a "Controlled Affiliate" of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund's outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended June 30,
2023, the Fund held investments in affiliated management investment companies as follows:

Franklin Strategic Mortgage Portfolio
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
4. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2023, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
a
For detailed categories, see the accompanying Schedule of Investments.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Strategic Mortgage Portfolio
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.699% $ 839,449 $ 6,879,701 $ (7,013,994) $ — $ — $ 705,156 705,156 $ 25,824
Total Affiliated Securities ... $839,449 $6,879,701 $(7,013,994) $— $— $705,156 $25,824
Level 1 Level 2 Level 3 Total
Franklin Strategic Mortgage Portfolio
Assets:
Investments in Securities:
a
Corporate Bonds ........................ $ — $ 94,568 $ — $ 94,568
Asset-Backed Securities ................... — 1,083,097 — 1,083,097
Commercial Mortgage-Backed Securities ...... — 1,697,821 — 1,697,821
Mortgage-Backed Securities ................ — 27,106,825 — 27,106,825
Residential Mortgage-Backed Securities ....... — 4,016,835 — 4,016,835
Short Term Investments ................... 705,156 — — 705,156
Total Investments in Securities ........... $705,156 $33,999,146 $— $34,704,302
Other Financial Instruments:
Futures contracts ........................ $ 14,630 $ — $ — $ 14,630
Total Other Financial Instruments ......... $14,630 $— $— $14,630
Liabilities:
Other Financial Instruments:
Futures contracts ........................ $ 53,391 $ — $ — $ 53,391
Total Other Financial Instruments ......... $53,391 $— $— $53,391
3. Investments in Affiliated Management Investment Companies
(continued)

Franklin Strategic Mortgage Portfolio
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Abbreviations
Currency
USD
United States Dollar
Selected Portfolio
CMT
Constant Monthly U.S. Treasury Securities Yield
Curve Rate Index
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
LIBOR
London Interbank Offered Rate
MBS
Mortgage-Backed Security
REIT
Real Estate Inv estment Trust
SOFR
Secured Overnight Financing Rate
T-Note
Treasury Note
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.